Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2018	2017
SLF Canada
Individual	$1,100	$1,066
Group retirement services	453	453
Group benefits	1,054	1,054
SLF U.S. Employee benefits group	1,138	1,043
SLF Asia	705	655
SLF Asset Management
MFS	515	481
Sun Life Investment Management ("SLIM")	260	248
Corporate
U.K.	187	183
Total	$5,412	$5,183
Changes in the carrying amount of goodwill acquired through business combinations by reportable segment are as follows:

	SLF Canada	SLF U.S.	SLF Asia	SLF Asset Management	Corporate	Total
Balance, January 1, 2017	$2,573	$1,112	$686	$767	$179	$5,317
Acquisitions (Note 3)	—	—	16	—	—	16
Foreign exchange rate movements	—	(69)	(47)	(38)	4	(150)
Balance, December 31, 2017	$2,573	$1,043	$655	$729	$183	$5,183
Acquisitions	34	7	—	—	—	41
Foreign exchange rate movements	—	88	50	46	4	188
Balance, December 31, 2018	$2,607	$1,138	$705	$775	$187	$5,412

Disclosure of reconciliation of changes in and components of intangible assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2017	$518	$1,172	$661	$2,351
Additions	81	5	—	86
Acquisitions (Note 3)	—	61	—	61
Disposals	(3)	—	—	(3)
Foreign exchange rate movements	(17)	(36)	(36)	(89)
Balance, December 31, 2017	$579	$1,202	$625	$2,406
Additions	118	(1)	—	117
Acquisitions	—	19	3	22
Foreign exchange rate movements	25	46	45	116
Balance, December 31, 2018	$722	$1,266	$673	$2,661
Accumulated amortization and impairment losses
Balance, January 1, 2017	$(291)	$(353)	$(4)	$(648)
Amortization charge for the year	(59)	(53)	—	(112)
Disposals	3	—	—	3
Foreign exchange rate movements	9	9	—	18
Balance, December 31, 2017	$(338)	$(397)	$(4)	$(739)
Amortization charge for the year	(66)	(53)	—	(119)
Foreign exchange rate movements	(13)	(11)	—	(24)
Balance, December 31, 2018	$(417)	$(461)	$(4)	$(882)
Net carrying amount, end of period:
As at December 31, 2017	$241	$805	$621	$1,667
As at December 31, 2018	$305	$805	$669	$1,779

The components of the intangible assets are as follows:

As at December 31,	2018	2017
Finite life intangible assets:
Distribution, sales potential of field force	$366	$376
Client relationships and asset administration contracts	439	429
Internally generated software	305	241
Total finite life intangible assets	1,110	1,046
Indefinite life intangible assets:
Fund management contracts(1)	669	621
Total indefinite life intangible assets	669	621
Total intangible assets	$1,779	$1,667

(1) Fund management contracts are attributable to SLF Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.